Cover	Mar. 18, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2025
Entity File Number	333-266341
Entity Registrant Name	Rapid Line Inc.
Entity Central Index Key	0001910975
Entity Tax Identification Number	37-2039216
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	51st Floor, T1 Building
Entity Address, Address Line Two	Qianhai Excellence No. 1,
Entity Address, City or Town	Shenzen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+86
Local Phone Number	15274931919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	201 Allen Street Unit 10104
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022